Fair Value Measurements (Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets, Fair Value Disclosure
Investment securities available-for-sale	$ 1,853	$ 1,480
Loans held-for-sale	4,300	3,145
Loans held-for-investment	12	72
Mortgage servicing rights	291	335
Total assets at fair value	4,312	3,217
Agency - Commercial
Assets, Fair Value Disclosure
Investment securities available-for-sale	987	548
Agency - Residential
Assets, Fair Value Disclosure
Investment securities available-for-sale	794	898
Municipal obligations
Assets, Fair Value Disclosure
Investment securities available-for-sale	34	34
Corporate debt obligations
Assets, Fair Value Disclosure
Investment securities available-for-sale	38
Total fair value
Assets, Fair Value Disclosure
Investment securities available-for-sale	1,853	1,480
Loans held-for-sale	4,322	3,178
Loans held-for-investment	7,667	5,998
Mortgage servicing rights	291	335
Liabilities, Fair Value Disclosure
Warrant liabilities		(4)
Contingent consideration	(25)
Total fair value | Level 1
Assets, Fair Value Disclosure
Investment securities available-for-sale	0	0
Loans held-for-sale	0	0
Loans held-for-investment	0	0
Mortgage servicing rights	0	0
Liabilities, Fair Value Disclosure
Warrant liabilities		0
Contingent consideration	0
Total fair value | Level 2
Assets, Fair Value Disclosure
Investment securities available-for-sale	1,853	1,480
Loans held-for-sale	4,322	3,178
Loans held-for-investment	8	7
Mortgage servicing rights	0	0
Liabilities, Fair Value Disclosure
Warrant liabilities		(4)
Contingent consideration	0
Total fair value | Level 3
Assets, Fair Value Disclosure
Investment securities available-for-sale	0	0
Loans held-for-sale	0	0
Loans held-for-investment	7,659	5,991
Mortgage servicing rights	291	335
Liabilities, Fair Value Disclosure
Warrant liabilities		0
Contingent consideration	(25)
Recurring | Level 1
Assets, Fair Value Disclosure
Mortgage servicing rights	0	0
Total assets at fair value	0	2
Liabilities, Fair Value Disclosure
Warrant liabilities		0
DOJ litigation settlement	0	0
Long-term debt	0	0
Recurring | Level 1 | Rate lock commitments
Assets, Fair Value Disclosure
Derivative assets	0	0
Liabilities, Fair Value Disclosure
Derivative liabilities		0
Recurring | Level 1 | Interest rate swap on FHLB advances
Assets, Fair Value Disclosure
Derivative assets		0
Liabilities, Fair Value Disclosure
Derivative liabilities	0
Recurring | Level 1 | Mortgage-backed securities forwards
Assets, Fair Value Disclosure
Derivative assets	0	0
Liabilities, Fair Value Disclosure
Derivative liabilities	0	0
Recurring | Level 1 | Interest rate swaps
Liabilities, Fair Value Disclosure
Derivative liabilities	0	0
Recurring | Level 1 | Futures
Assets, Fair Value Disclosure
Derivative assets		2
Recurring | Level 1 | Interest rate swaps and swaptions
Assets, Fair Value Disclosure
Derivative assets	0	0
Recurring | Level 1 | Contingent consideration
Liabilities, Fair Value Disclosure
Contingent consideration	0
Recurring | Level 1 | Residential first mortgage loans
Assets, Fair Value Disclosure
Loans held-for-sale	0	0
Loans held-for-investment	0	0
Recurring | Level 1 | Home Equity
Assets, Fair Value Disclosure
Loans held-for-investment	0	0
Recurring | Level 1 | Agency - Commercial
Assets, Fair Value Disclosure
Investment securities available-for-sale	0	0
Recurring | Level 1 | Agency - Residential
Assets, Fair Value Disclosure
Investment securities available-for-sale	0	0
Recurring | Level 1 | Municipal obligations
Assets, Fair Value Disclosure
Investment securities available-for-sale	0	0
Recurring | Level 1 | Corporate debt obligations
Assets, Fair Value Disclosure
Investment securities available-for-sale	0
Recurring | Level 2
Assets, Fair Value Disclosure
Mortgage servicing rights	0	0
Total assets at fair value	6,176	4,729
Liabilities, Fair Value Disclosure
Warrant liabilities		(4)
DOJ litigation settlement	0	0
Long-term debt	(11)	(52)
Recurring | Level 2 | Rate lock commitments
Assets, Fair Value Disclosure
Derivative assets	0	0
Liabilities, Fair Value Disclosure
Derivative liabilities		0
Recurring | Level 2 | Interest rate swap on FHLB advances
Assets, Fair Value Disclosure
Derivative assets		19
Liabilities, Fair Value Disclosure
Derivative liabilities	(1)
Recurring | Level 2 | Mortgage-backed securities forwards
Assets, Fair Value Disclosure
Derivative assets	4	43
Liabilities, Fair Value Disclosure
Derivative liabilities	(6)	(11)
Recurring | Level 2 | Interest rate swaps
Liabilities, Fair Value Disclosure
Derivative liabilities	(4)	(37)
Recurring | Level 2 | Futures
Assets, Fair Value Disclosure
Derivative assets		0
Recurring | Level 2 | Interest rate swaps and swaptions
Assets, Fair Value Disclosure
Derivative assets	11	35
Recurring | Level 2 | Contingent consideration
Liabilities, Fair Value Disclosure
Contingent consideration	0
Recurring | Level 2 | Residential first mortgage loans
Assets, Fair Value Disclosure
Loans held-for-sale	4,300	3,145
Loans held-for-investment	8	7
Recurring | Level 2 | Home Equity
Assets, Fair Value Disclosure
Loans held-for-investment	0	0
Recurring | Level 2 | Agency - Commercial
Assets, Fair Value Disclosure
Investment securities available-for-sale	987	548
Recurring | Level 2 | Agency - Residential
Assets, Fair Value Disclosure
Investment securities available-for-sale	794	898
Recurring | Level 2 | Municipal obligations
Assets, Fair Value Disclosure
Investment securities available-for-sale	34	34
Recurring | Level 2 | Corporate debt obligations
Assets, Fair Value Disclosure
Investment securities available-for-sale	38
Recurring | Level 3
Assets, Fair Value Disclosure
Mortgage servicing rights	291	335
Total assets at fair value	319	424
Liabilities, Fair Value Disclosure
Warrant liabilities		0
DOJ litigation settlement	(60)	(60)
Long-term debt	(85)	(66)
Recurring | Level 3 | Rate lock commitments
Assets, Fair Value Disclosure
Derivative assets	24	24
Liabilities, Fair Value Disclosure
Derivative liabilities		(6)
Recurring | Level 3 | Interest rate swap on FHLB advances
Assets, Fair Value Disclosure
Derivative assets		0
Liabilities, Fair Value Disclosure
Derivative liabilities	0
Recurring | Level 3 | Mortgage-backed securities forwards
Assets, Fair Value Disclosure
Derivative assets	0	0
Liabilities, Fair Value Disclosure
Derivative liabilities	0	0
Recurring | Level 3 | Interest rate swaps
Liabilities, Fair Value Disclosure
Derivative liabilities	0	0
Recurring | Level 3 | Futures
Assets, Fair Value Disclosure
Derivative assets		0
Recurring | Level 3 | Interest rate swaps and swaptions
Assets, Fair Value Disclosure
Derivative assets	0	0
Recurring | Level 3 | Contingent consideration
Liabilities, Fair Value Disclosure
Contingent consideration	(25)
Recurring | Level 3 | Residential first mortgage loans
Assets, Fair Value Disclosure
Loans held-for-sale	0	0
Loans held-for-investment	0	0
Recurring | Level 3 | Home Equity
Assets, Fair Value Disclosure
Loans held-for-investment	4	65
Recurring | Level 3 | Agency - Commercial
Assets, Fair Value Disclosure
Investment securities available-for-sale	0	0
Recurring | Level 3 | Agency - Residential
Assets, Fair Value Disclosure
Investment securities available-for-sale	0	0
Recurring | Level 3 | Municipal obligations
Assets, Fair Value Disclosure
Investment securities available-for-sale	0	0
Recurring | Level 3 | Corporate debt obligations
Assets, Fair Value Disclosure
Investment securities available-for-sale	0
Recurring | Total fair value
Assets, Fair Value Disclosure
Mortgage servicing rights	291	335
Total assets at fair value	6,495	5,155
Liabilities, Fair Value Disclosure
Warrant liabilities		(4)
DOJ litigation settlement	(60)	(60)
Long-term debt	(96)	(118)
Recurring | Total fair value | Rate lock commitments
Assets, Fair Value Disclosure
Derivative assets	24	24
Liabilities, Fair Value Disclosure
Derivative liabilities		(6)
Recurring | Total fair value | Interest rate swap on FHLB advances
Assets, Fair Value Disclosure
Derivative assets		19
Liabilities, Fair Value Disclosure
Derivative liabilities	(1)
Recurring | Total fair value | Mortgage-backed securities forwards
Assets, Fair Value Disclosure
Derivative assets	4	43
Liabilities, Fair Value Disclosure
Derivative liabilities	(6)	(11)
Recurring | Total fair value | Interest rate swaps
Liabilities, Fair Value Disclosure
Derivative liabilities	(4)	(37)
Recurring | Total fair value | Futures
Assets, Fair Value Disclosure
Derivative assets		2
Recurring | Total fair value | Interest rate swaps and swaptions
Assets, Fair Value Disclosure
Derivative assets	11	35
Recurring | Total fair value | Contingent consideration
Liabilities, Fair Value Disclosure
Contingent consideration	(25)
Recurring | Total fair value | Residential first mortgage loans
Assets, Fair Value Disclosure
Loans held-for-sale	4,300	3,145
Loans held-for-investment	8	7
Recurring | Total fair value | Home Equity
Assets, Fair Value Disclosure
Loans held-for-investment	4	65
Recurring | Total fair value | Agency - Commercial
Assets, Fair Value Disclosure
Investment securities available-for-sale	987	548
Recurring | Total fair value | Agency - Residential
Assets, Fair Value Disclosure
Investment securities available-for-sale	794	898
Recurring | Total fair value | Municipal obligations
Assets, Fair Value Disclosure
Investment securities available-for-sale	34	$ 34
Recurring | Total fair value | Corporate debt obligations
Assets, Fair Value Disclosure
Investment securities available-for-sale	$ 38